Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Held by Wells Fargo Bank N.A. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Investments and Cash	512,000
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering Costs as Percentage of Month-end Net Asset Value	0.50%